Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Liabilities

	2019	2018
	RMB million	RMB million
Civil Aviation Development Fund and airport tax payable	1,937	2,012
Payable for purchase of property, plant and equipment	2,070	1,608
Sales agent deposits	592	597
Other taxes payable	426	443
Deposit received for chartered flights	214	186
Others	2,002	1,727

	7,241	6,573